Short-Term Borrowings	6 Months Ended
Jun. 30, 2025
Short-Term Borrowings [Abstract]
SHORT-TERM BORROWINGS

10. SHORT-TERM BORROWINGS

In connection with the 2024 Bank Credit Facility (Note 9), the Company has drawn down loans of approximately $34.7 million for working capital purpose for the six months ended June 30, 2024. The borrowings bore interest rate ranging between 3.6% and 4% per annum. For the six months ended June 30, 2025 and 2024, the Company repaid loans of approximately $15.8 million and $nil, respectively, underlying 2024 Bank Credit Facility. As of June 30, 2025, the 2024 Bank Credit Facility was fully settled.

In connection with the 2025 Bank Credit Facility (Note 9), the Company has drawn down loans of approximately $22.8 million for working capital purpose for the six months ended June 30, 2024. The borrowings bore interest rate ranging between 3.5% and 3.8% per annum. For the six months ended June 30, 2025, the Company did not repay loans underlying 2025 Bank Credit Facility.

During the six months ended June 30, 2025, TOYO Solar issued letters of credit of approximately $4.5 million and fully repaid the letters of credit of approximately $4.5 million.

For the six months ended June 30, 2025, the Company recognized and fully paid interest expenses of $351,153. For the six months ended June 30, 2024, the Company recognized and fully paid interest expenses of $324,736.